Interest and fee receivables, net of allowance (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Interest And Fee Receivables Net Of Allowance Details
Interest and fee receivables	¥ 40,136	¥ 20,649
Less: impairment loss allowance	(508)	(1,919)
Interest and fee receivable, net of allowance	¥ 39,628	¥ 18,730